Income Taxes - Schedule of Operating Loss Carryforward (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 41,192
Operating loss carryforward, no expiration	23,753
SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	17,439
FRANCE
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	23,753
Operating loss carryforward, no expiration	23,753
Tax Year 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2025 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2025 | FRANCE
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2026 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2026 | FRANCE
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2027 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2027 | FRANCE
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2028 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2028 | FRANCE
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2029
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	188
Tax Year 2029 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	188
Tax Year 2029 | FRANCE
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2030
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	7,189
Tax Year 2030 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	7,189
Tax Year 2030 | FRANCE
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2031
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	10,062
Tax Year 2031 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	10,062
Tax Year 2031 | FRANCE
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 0